Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Position of the Joint Venture
A condensed summary of the gross financial position and results of operations of the combined joint ventures is shown below (millions):

	December 31,
	2019	2018
Assets
Real estate properties, at fair value	$17,455.8	$16,134.1
Other assets	485.9	460.3
Total assets	$17,941.7	$16,594.4
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$5,185.3	$5,035.3
Other liabilities	256.3	262.5
Total liabilities	5,441.6	5,297.8
Total equity	12,500.1	11,296.6
Total liabilities and equity	$17,941.7	$16,594.4

Schedule of Results of Operations of the Joint Venture

	Years ended December 31,
	2019	2018	2017
Operating Revenue and Expenses
Revenues	$1,126.5	$950.6	$869.2
Expenses	604.1	487.1	426.9
Excess of revenues over expenses	$522.4	$463.5	$442.3